Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Pampa Energy Inc.
Entity Central Index Key	0001469395
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	C1
Document Annual Report	true
Document Transition Report	false
Is Entity a Well-known Seasoned Issuer	Yes
Is Entity a Voluntary Filer	No
Is Entity Reporting Status Current	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Shell Company Report	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	1,451,170,791
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020